Net Investment in Direct Financing Lease (Direct Financing Lease and Future Minimum Capital Lease Payments) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 1,126	$ 1,194
Capital Leases, Net Investment in Direct Financing Leases, Executory Costs	(211)	(223)
Minimum lease payments receivable	915	971
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	183	183
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	(609)	(658)
Capital Leases, Net Investment in Direct Financing Leases, Total	489	496
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Current	8	8
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Noncurrent	481	$ 488
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, Receivable in 2018	64
Capital Leases, Future Minimum Payments, Receivable in 2019	64
Capital Leases, Future Minimum Payments, Receivable in 2020	64
Capital Leases, Future Minimum Payments, Receivable in 2021	65
Capital Leases, Future Minimum Payments, Receivable in 2022	64
Capital Leases, Future Minimum Payments, estimated executory costs, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, estimated executory costs 2018	(11)
Capital Leases, Future Minimum Payments, estimated executory costs 2019	(11)
Capital Leases, Future Minimum Payments, estimated executory costs 2020	(11)
Capital Leases, Future Minimum Payments, estimated executory costs 2021	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2022	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2021
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2018	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2019	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2020	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2021	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2022	$ 52